Annual Total Returns- JPMorgan Tax Free Money Market Fund (Morgan Shares) [BarChart] - Morgan Shares - JPMorgan Tax Free Money Market Fund - Morgan	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.02%	0.02%	0.03%	0.04%	0.27%	0.84%	0.91%	0.27%